Segment Information (Sales By Major Product Group) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales	$ 5,224.2	$ 4,707.1	$ 4,783.5	$ 4,439.2	$ 5,044.0	$ 4,479.4	$ 4,534.1	$ 4,225.6	$ 19,154.0	$ 18,283.1	$ 17,474.8
Analytical & physical instrumentation
Sales									5,778.6	5,443.6	5,215.2
Medical & dental products
Sales									9,381.6	8,958.0	8,509.1
Motion & industrial automation controls
Sales									1,554.5	1,559.1	1,592.4
Product identification
Sales									1,611.2	1,551.5	1,410.3
All other
Sales									$ 828.1	$ 770.9	$ 747.8